Statement of Additional Information Supplement dated May 4, 2011
The purpose of this mailing is to provide you with changes to the current Statement of Additional Information for Classes A, B, C, R, Y, Investor and Institutional Class shares of the Funds listed below:
Invesco Balanced-Risk Allocation Fund
Invesco Balanced-Risk Commodity Strategy Fund
Invesco China Fund
Invesco Developing Markets Fund
Invesco Emerging Market Local Currency Debt Fund
Invesco Endeavor Fund
Invesco Global Fund
Invesco Global Health Care Fund
Invesco International Total Return Fund
Invesco Japan Fund
Invesco LIBOR Alpha Fund
Invesco Small Companies Fund
The following information replaces in its entirety the first paragraph appearing under the headings “DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS — Investments Strategies and Risks — Non-Investment Grade Debt Obligations (Junk Bonds) on page 17 of the Statement of Additional Information:
“Each Fund, other than Invesco Japan Fund, may invest in lower-rated or non-rated debt securities commonly known as junk bonds. Invesco Emerging Market Local Currency Debt Fund may invest up to 100%; Invesco Balanced-Risk Allocation Fund, Invesco China Fund, Invesco International Total Return Fund and Invesco LIBOR Alpha Fund may invest up to 25%; Invesco Developing Markets Fund, Invesco Endeavor Fund, Invesco Global Fund, Invesco Global Health Care Fund and Invesco Small Companies Fund may invest up to 5% of their total assets in junk bonds, including junk bonds of companies located in developing countries.”

Statutory Prospectus Supplement dated May 4, 2011
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Institutional Class shares of the Fund listed below:
Invesco Developing Markets Fund
The information appearing under the heading “Fund Summaries — INVESCO DEVELOPING MARKETS FUND — Investment Objective” is deleted in its entirety and replaced with the following:
     “The Fund’s investment objective is long-term growth of capital.”
The information appearing in the fourth paragraph, under the heading “Fund Summaries — INVESCO DEVELOPING MARKETS FUND — Principal Investment Strategies of the Fund” is deleted in its entirety and replaced with the following:
     “The Fund invests, under normal circumstances, in issuers located in at least three countries outside of the U.S., but it will invest no more than 25% of its total assets in issuers in any one country. As of October 31, 2010, the principal countries in which the Fund was invested were Brazil, Mexico, the Philippines, China and Indonesia. The Fund may hold no more than 40% of its total assets in any one foreign currency and securities denominated in or indexed to such currency. Currently the Fund is unable to trade in local shares of Indian companies.”
The information appearing under the heading “Fund Summaries — INVESCO DEVELOPING MARKETS FUND — Principal Risks of Investing in the Fund” is deleted in its entirety and replaced with the following:
     “As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
     Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.
     Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.
     Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.
     Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.
     Non-Diversification Risk. The Fund is non-diversified and can invest a greater portion of its assets in a single issuer. A change in the value of the issuer could affect the value of the Fund more than if it was a diversified fund.
     Small- and Mid-Capitalization Risks. Stocks of small and mid sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade

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less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.”
The information appearing in the first sentence, in the first paragraph, under the heading “INVESTMENT OBJECTIVE(S), STRATEGIES, RISKS and PORTFOLIO HOLDINGS — Invesco Developing Markets Fund — Objective and Strategies” is deleted in its entirety and replaced with the following:
     “The Fund’s investment objective is long-term growth of capital.”
The information appearing in the sixth paragraph, under the heading “INVESTMENT OJBECTIVE(S), STRATEGIES, RISKS and PORTFOLIO HOLDINGS — Invesco Developing Markets Fund — Objective and Strategies” is deleted in its entirety and replaced with the following:
     “The Fund invests, under normal circumstances, in issuers located in at least three countries outside of the U.S., but it will invest no more than 25% of its total assets in issuers in any one country. As of October 31, 2010, the principal countries in which the Fund was invested were Brazil, Mexico, the Philippines, China and Indonesia. The Fund may hold no more than 40% of its total assets in any one foreign currency and securities denominated in or indexed to such currency. Currently the Fund is unable to trade in local shares of Indian companies.”
The information appearing under the heading “INVESTMENT OJBECTIVE(S), STRATEGIES, RISKS and PORTFOLIO HOLDINGS — Invesco Developing Markets Fund — Risks” is deleted in its entirety and replaced with the following:
     “The principal risks of investing in the Fund are:
     Developing Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing countries may be impacted by certain factors more than those in countries with mature economies. For example, developing countries may experience higher rates of inflation or sharply devalue their currencies against the U.S. dollar, thereby causing the value of investments issued by the government or companies located in those countries to decline. Governments in developing markets may be relatively less stable. The introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, or war may result in adverse volatility in the prices of securities or currencies. Other factors may include additional transaction costs, delays in settlement procedures, and lack of timely information.
     Foreign Securities Risk. The dollar value of the Fund’s foreign investments may be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of the Fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.
     Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.
     Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.
     Non-Diversification Risk. The Fund is non-diversified, meaning it can invest a greater portion of its assets in the obligations or securities of any single issuer than a diversified fund. To the extent that a large percentage of the Fund’s assets may be invested in a limited number of issuers, a change in the value of the issuers’ securities could affect the value of the Fund more than would occur in a diversified fund.

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     Small- and Mid-Capitalization Risks. Stocks of small and mid sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.”

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Statutory Prospectus Supplement dated May 4, 2011
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Classes A, B, C and Y shares of the Fund listed below:
Invesco Developing Markets Fund
The information appearing under the heading “FUND SUMMARY — Investment Objective” is deleted in its entirety and replaced with the following:
     “The Fund’s investment objective is long-term growth of capital.”
The information appearing in the fourth paragraph, under the heading “FUND SUMMARY — Principal Investment Strategies of the Fund” is deleted in its entirety and replaced with the following:
     “The Fund invests, under normal circumstances, in issuers located in at least three countries outside of the U.S., but it will invest no more than 25% of its total assets in issuers in any one country. As of October 31, 2010, the principal countries in which the Fund was invested were Brazil, Mexico, the Philippines, China and Indonesia. The Fund may hold no more than 40% of its total assets in any one foreign currency and securities denominated in or indexed to such currency. Currently the Fund is unable to trade in local shares of Indian companies.”
The information appearing under the heading “FUND SUMMARY — Principal Risks of Investing in the Fund” is deleted in its entirety and replaced with the following:
     “As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
     Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.
     Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.
     Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.
     Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.
     Non-Diversification Risk. The Fund is non-diversified and can invest a greater portion of its assets in a single issuer. A change in the value of the issuer could affect the value of the Fund more than if it was a diversified fund.
     Small- and Mid-Capitalization Risks. Stocks of small and mid sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.”
The information appearing in the first sentence, in the first paragraph, under the heading “INVESTMENT OJBECTIVE(S), STRATEGIES, RISKS and PORTFOLIO HOLDINGS — Objective and Strategies” is deleted in its entirety and replaced with the following:
     “The Fund’s investment objective is long-term growth of capital.”
The information appearing in the sixth paragraph, under the heading “INVESTMENT OJBECTIVE(S), STRATEGIES, RISKS and PORTFOLIO HOLDINGS — Objective and Strategies” is deleted in its entirety and replaced with the following:
     “The Fund invests, under normal circumstances, in issuers located in at least three countries outside of the U.S., but it will invest no more than 25% of its total assets in issuers in any one country. As of October 31, 2010, the principal countries in which the Fund was invested were Brazil, Mexico, the Philippines, China and Indonesia. The Fund may hold no more than 40% of its total assets in any one foreign currency and securities denominated in or indexed to such currency. Currently the Fund is unable to trade in local shares of Indian companies.”
The information appearing under the heading “INVESTMENT OJBECTIVE(S), STRATEGIES, RISKS and PORTFOLIO HOLDINGS — Risks” is deleted in its entirety and replaced with the following:
     “The principal risks of investing in the Fund are:
     Developing Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing countries may be impacted by certain factors more than those in countries with mature economies. For example, developing countries may experience higher rates of inflation or sharply devalue their currencies against the U.S. dollar, thereby causing the value of investments issued by the government or companies located in those countries to decline. Governments in developing markets may be relatively less stable. The introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, or war may result in adverse volatility in the prices of securities or currencies. Other factors may include additional transaction costs, delays in settlement procedures, and lack of timely information.
     Foreign Securities Risk. The dollar value of the Fund’s foreign investments may be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of the Fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.
     Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.
     Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.
     Non-Diversification Risk. The Fund is non-diversified, meaning it can invest a greater portion of its assets in the obligations or securities of any single issuer than a diversified fund. To the extent that a large percentage of the Fund’s assets may be invested in a limited number of issuers, a change in the value of the issuers’ securities could affect the value of the Fund more than would occur in a diversified fund.
Small- and Mid-Capitalization Risks. Stocks of small and mid sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.”